CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating activities:
Net income	$ 855	$ 765
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	519	266
Net change in working capital items	(281)	(23)
Deferred Income Taxes Net And Uncertain Tax Positions	(406)	(50)
Impairment of long lived assets	87	11
Stock-based compensation	20	23
Other non-cash items	(37)	(33)
Gain from sale of long lived assets and investments	(1)	(59)
Net cash provided by operating activities	756	900
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(446)
Purchase of property, plant and equipment	(274)	(234)
Purchase of investments and other assets	(8)	(71)
Proceeds From Sales of Long Lived Assets And Investments	126	85
Other investing activities	(38)	(10)
Net cash used in investing activities	(194)	(676)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs	0	748
Purchase of treasury shares	(533)	(400)
Net change in short-term credit	143	(102)
Dividends paid	(174)	(203)
Proceeds from exercise of options by employees	12	23
Redemption of convertible debentures	0	(814)
Repayment of long-term loans And Other Long Term Liabilities	(61)	(25)
Other financing activities	0	3
Net cash used in financing activities	(613)	(770)
Translation adjustment on cash and cash equivalents	17	19
Net change in cash and cash equivalents	(34)	(527)
Balance of cash and cash equivalents at beginning of period	1,096	1,248
Balance of cash and cash equivalents at end of period	$ 1,062	$ 721